CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 101	$ 243,082	$ (89,923)	$ (203)	$ (44,398)	$ 108,659
Purchase of treasury stock	(10)	0	(25,553)	0	0	(25,563)
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	2	2,787	0	0	0	2,789
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	2,307	0	0	0	2,307
Other comprehensive income (loss)	0	0	0	159	0	159
Net income	0	0	0	0	4,030	4,030
Balance at Dec. 31, 2017	93	248,176	(115,476)	(44)	(40,368)	92,381
Cumulative effect adjustment resulting from adoption of new accounting pronouncements	0	0	0	0	180	180
Purchase of treasury stock	(5)	0	(14,316)	0	0	(14,321)
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	4	5,517	0	0	0	5,521
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	3,287	0	0	0	3,287
Cash dividends paid	0	0	0	0	(5,761)	(5,761)
Other comprehensive income (loss)	0	0	0	(232)	0	(232)
Net income	0	0	0	0	13,493	13,493
Balance at Dec. 31, 2018	92	256,980	(129,792)	(276)	(32,456)	94,548
Purchase of treasury stock	(1)	0	(8,001)	0	0	(8,002)
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units	3	3,100	0	0	0	3,103
Share-based compensation related to options and restricted stock units granted to employees and non-employees	0	5,292	0	0	0	5,292
Cash dividends paid	0	0	0	0	(6,720)	(6,720)
Other comprehensive income (loss)	0	0	0	276	0	276
Net income	0	0	0	0	3,977	3,977
Balance at Dec. 31, 2019	$ 94	$ 265,372	$ (137,793)	$ 0	$ (35,199)	$ 92,474